Pension and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense

The significant assumptions used to determine the benefit obligations and expense for the company’s significant plans were as follows:

	Pension			Other
	2017	2016	2015	2017		2016		2015
Assumptions used to determine benefit obligations as at December 31
Discount rate, %	3.65	4.25	4.35	3.65		4.40		4.45
Rate of increase in compensation levels, %	5.00	5.00	5.00	n/a		n/a		n/a
Medical cost trend rate – assumed, %	n/a	n/a	n/a	5.60-4.50	[1]	5.70-4.50	[1]	5.80-4.50	[1]
Medical cost trend rate – year reaches ultimate trend rate	n/a	n/a	n/a	2037		2037		2037
Mortality assumptions [2]
Life expectancy at 65 for a male member currently at age 65	20.7	21.8	21.7	20.0		21.1		21.0
Life expectancy at 65 for a female member currently at age 65	22.7	24.0	23.9	22.4		23.7		23.6

Assumptions used to determine benefit expense for the year
Discount rate, %	4.25	4.35	4.00	4.40		4.45		4.00
Rate of increase in compensation levels, %	5.00	5.00	5.00	n/a		n/a		n/a
Medical cost trend rate – assumed, %	n/a	n/a	n/a	5.70-4.50	[1]	5.80-4.50	[1]	6.90-4.50	[1]
Medical cost trend rate – year reaches ultimate trend rate	n/a	n/a	n/a	2037		2037		2027
Mortality assumptions [2]
Life expectancy at 65 for a male member currently at age 65	21.8	21.7	21.6	21.1		21.0		21.6
Life expectancy at 65 for a female member currently at age 65	24.0	23.9	23.8	23.7		23.6		23.8

[1] The company assumed a graded medical cost trend rate starting at 5.60 percent in 2017, moving to 4.50 percent by 2037 (starting at 5.70 and 5.80 percent in 2016 and 2015, respectively, moving to 4.50 percent by 2037 and 2027, respectively).

[2] Based on actuarial advice in accordance with the latest available published tables, adjusted where appropriate to reflect future longevity improvements for each country.

n/a = not applicable

Summary of Other Variables that Impacted Benefit Obligations and Expense

Other variables that impacted the benefit obligations and expense for the company’s significant plans as at December 31 were as follows:

	Pension			Other
	2017	2016	2015	2017	2016	2015
Average remaining service period of active employees (years)	9.0	9.8	9.7	12.2	11.9	11.8
Average duration of the defined benefit obligations [1] (years)	15.7	15.5	15.5	19.0	19.3	19.2

[1] Weighted average length of the underlying cash flows.

Summary of Significant Assumptions, Change in Discount Rates has Greatest Potential Impact

Of the most significant assumptions, a change in discount rates has the greatest potential impact on the company’s pension and other post-retirement benefit plans, with sensitivity to change as follows:

		2017		2016

These sensitivities are hypothetical, should be used with caution and cannot be extrapolated because the relationship of the change in assumption to the change in amounts may not be linear. The sensitivities have been calculated independently of changes in other key variables. Changes in one factor may result in changes in another, which could amplify or reduce certain sensitivities.

	Change in Assumption	Benefit Obligations	Expense in Income Before Income Taxes	Benefit Obligations	Expense in Income Before Income Taxes
As reported		$1,831	$75	$1,698	$66
Discount rate	1.0 percentage point i	326	20	302	18
	1.0 percentage point h	(251)	(18)	(234)	(17)

Summary of Defined Benefit Expense Recognized in Consolidated Statements of Income

Components of defined benefit expense recognized in the consolidated statements of income

	Pension			Other			Total

	2017	2016	2015	2017	2016	2015	2017	2016	2015

Current service cost for benefits earned during the year	$38	$35	$36	$10	$10	$12	$48	$45	$48
Net interest expense	3	3	4	16	16	15	19	19	19
Past service cost, including curtailment gains and settlements	–	(2)	(2)	–	(2)	–	–	(4)	(2)
Foreign exchange rate changes and other	4	5	(7)	4	1	(9)	8	6	(16)

Components of defined benefit expense recognized in net income	$45	$41	$31	$30	$25	$18	$75	$66	$49

Summary of Remeasurements of Net Defined Benefit Liability in Consolidated Statements of Comprehensive Income

Remeasurements of the net defined benefit liability recognized in the consolidated statements of comprehensive income

	Pension			Other			Total

	2017	2016	2015	2017	2016	2015	2017	2016	2015

Actuarial loss (gain) arising from changes in financial assumptions	$113	$13	$(39)	$27	$ (5)	$(46)	$140	$ 8	$(85)
Actuarial (gain) loss arising from changes in demographic assumptions	(49)	5	(15)	(34)	3	(13)	(83)	8	(28)
(Return) loss on plan assets (excluding amounts included in net interest)	(123)	(48)	55	–	–	–	(123)	(48)	55
Components of defined benefit expense recognized in OCI [1]	$(59)	$(30)	$1	$(7)	$ (2)	$(59)	$(66)	$ (32)	$(58)

[1] Total net of income taxes was $(46) (2016 – $(16), 2015 – $(36)).

Summary of Movements in Pension and Other Post-retirement Benefit Assets (Liabilities)

Movements in the pension and other post-retirement benefit assets (liabilities) as at and for the years ended December 31

	Pension		Other		Total

	2017	2016	2017	2016	2017	2016

Change in benefit obligations
Balance, beginning of year	$1,330	$1,305	$368	$354	$1,698	$1,659
Current service cost	38	35	10	10	48	45
Interest expense	56	54	16	16	72	70
Actuarial loss (gain) arising from changes in financial assumptions	113	13	27	(5)	140	8
Actuarial (gain) loss arising from changes in demographic assumptions	(49)	5	(34)	3	(83)	8
Foreign exchange rate changes	7	(1)	4	1	11	–
Contributions by plan participants	1	1	4	4	5	5
Benefits paid	(51)	(54)	(9)	(13)	(60)	(67)
Past service cost, including curtailment gains and settlements	–	(28)	–	(2)	–	(30)

Balance, end of year	1,445	1,330	386	368	1,831	1,698

Change in plan assets
Fair value, beginning of year	1,246	1,197	–	–	1,246	1,197
Interest included in net income	53	51	–	–	53	51
Return on plan assets (excluding amounts included in net interest)	123	48	–	–	123	48
Foreign exchange rate changes and other	3	(6)	–	–	3	(6)
Contributions by plan participants	1	1	4	4	5	5
Employer contributions	5	35	5	8	10	43
Benefits paid	(51)	(54)	(9)	(12)	(60)	(66)
Settlements	–	(26)	–	–	–	(26)

Fair value, end of year	1,380	1,246	–	–	1,380	1,246

Funded status	$(65)	$(84)	$(386)	$(368)	$(451)	$(452)

Balance comprised of:
Non-current assets
Other assets (Note 14)	$24	$23	$–	$–	$24	$23
Current liabilities
Payables and accrued charges (Note 16)	(25)	(22)	(10)	(10)	$(35)	(32)
Non-current liabilities
Pension and other post-retirement benefit liabilities	(64)	(85)	(376)	(358)	(440)	(443)

Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category

The fair value of plan assets of the company’s defined benefit pension plans, by asset category, was as follows as at December 31:

	2017			2016

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other (Levels 2 & 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other (Levels 2 & 3)	Total

Cash and cash equivalents	$13	$33	$46	$9	$29	$38
Equity securities
US	250	2	252	207	–	207
International	27	29	56	26	31	57
US mutual/commingled funds	315	–	315	316	–	316
International mutual/commingled funds	124	–	124	100	53	153
Debt securities
US corporate debt instruments	–	61	61	–	55	55
International corporate debt instruments	–	21	21	–	19	19
US government and agency securities	38	–	38	–	103	103
International government and agency securities	–	49	49	–	50	50
Mortgage-backed securities	–	88	88	–	28	28
US mutual/commingled funds	152	16	168	123	20	143
International mutual/commingled funds	–	9	9	–	–	–
International balanced fund	–	173	173	–	89	89
Other	(20)	–	(20)	(14)	2	(12)

Total pension plan assets	$899	$481	$1,380	$767	$479	$1,246